PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2017	2018
	RMB	RMB

Plant and building	171,799	162,507
Machinery and equipment	92,470	101,543
Furniture and office equipment	12,392	12,367
Motor vehicles	4,777	3,591
Total	281,438	280,008
Accumulated depreciation	(79,759)	(85,600)
Accumulated impairment	(25,873)	(25,873)
Construction in progress	1,511	4,213
Plant and equipment, net	177,317	172,748

Included in plant and building with net values of RMB37,720 and RMB35,238 have been pledged for bank loans as of September 30, 2017 and September 30, 2018.

The depreciation expenses for the years ended September 30, 2016, 2017 and 2018 were RMB8,805, RMB13,305, and RMB9,840, respectively.

Construction in progress mainly refers to the new seed incubation facilities under construction.